SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 01, 2022
Accounting Policies [Abstract]
SUMMARY OF ROLL-FORWARD OF LEVEL 3 CONTINGENT CONSIDERATION

The table below represents a rollforward of the Level 3 contingent consideration:

Contingent Consideration
Balance at December 28, 2019	$3,939
KRI deferred consideration	115
Balance at January 2, 2021	$4,054
KRI deferred consideration	-
Balance at January 1, 2022	$4,054

SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY AND EQUIPMENT
Computers	3-5 years
Computer equipment	3-5 years
Network equipment	3-5 years
Software	3-5 years
Office equipment	3-7 years
Furniture and fixtures	3-7 years
Leasehold improvements	3-5 years